Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)		3 Months Ended			12 Months Ended
		Jun. 30, 2021		Mar. 31, 2021	Dec. 31, 2020
Private Placement [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value beginning balance		$ 234,999		$ 256,632	$ 0
Initial measurement					198,549
Change in valuation inputs or other assumptions	[1]	33,333		(21,633)	58,083
Fair value ending balance		268,332	[2]	234,999	256,632
Public [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value beginning balance		10,809,998		11,805,132	0
Initial measurement					9,133,299
Change in valuation inputs or other assumptions	[1]	1,533,335		(995,134)	2,671,833
Fair value ending balance		12,343,333	[2]	10,809,998	11,805,132
Warrant Liabilities [Member]
Fair Value Measurements on a Recurring Basis (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value beginning balance		11,044,997		12,061,764	0
Initial measurement					9,331,848
Change in valuation inputs or other assumptions	[1]	1,566,668		(1,016,767)	2,729,916
Fair value ending balance		$ 12,611,665	[2]	$ 11,044,997	$ 12,061,764

[1]	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liability in the statement of operations.
[2]	Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) for Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $11.0 million during the six months ended June 30, 2021. There were no transfers between levels during the three months ended June 30, 2021.